FINANCIAL RISK MANAGEMENT - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
Asset-backed securities:
Total other assets	[1]	£ 15,449	£ 16,846
Total held at fair value through profit or loss	[1]	206,771	191,169
Debt securities, treasury and other bills
Asset-backed securities:
Other asset-backed securities			4
Other | Sub-investment grade
Asset-backed securities:
Financial assets at fair value through profit or loss, classified as held for trading		1,491	344
Other | Not rated
Asset-backed securities:
Financial assets at fair value through profit or loss, classified as held for trading		1,390	1,839
Treasury shares
Asset-backed securities:
Debt instruments at fair value		40,379	38,852
Total other assets		52,769	58,413
Total held at fair value through profit or loss		59,608	66,244
Treasury shares | Debt securities, treasury and other bills
Trading assets:
Government securities		6,579	7,574
Asset-backed securities:
Mortgage-backed securities		12	7
Other asset-backed securities		3	4
Asset-backed securities		15	11
Corporate and other debt securities		245	246
Financial assets at fair value through profit or loss, classified as held for trading		6,839	7,831
Treasury shares | Other assets held at fair value through profit or loss
Trading assets:
Government securities		11,101	13,048
Asset-backed securities:
Mortgage-backed securities		421	460
Other asset-backed securities		272	261
Asset-backed securities		693	721
Corporate and other debt securities		19,557	17,888
Other public sector securities		2,731	2,354
Bank and building society certificates of deposit		6,297	4,841
Treasury and other bills		19	18
Reinsurance contracts held that are assets		12,371	19,543
Treasury shares | Investment grade
Asset-backed securities:
Debt instruments at fair value		37,498	36,697
Total other assets		49,888	56,258
Total held at fair value through profit or loss		56,727	64,061
Treasury shares | Investment grade | Debt securities, treasury and other bills
Trading assets:
Government securities		6,579	7,574
Asset-backed securities:
Mortgage-backed securities		12	4
Other asset-backed securities		3	0
Asset-backed securities		15	4
Corporate and other debt securities		245	225
Financial assets at fair value through profit or loss, classified as held for trading		6,839	7,803
Treasury shares | Investment grade | Other assets held at fair value through profit or loss
Trading assets:
Government securities		11,097	13,048
Asset-backed securities:
Mortgage-backed securities		421	457
Other asset-backed securities		272	261
Asset-backed securities		693	718
Corporate and other debt securities		16,692	15,743
Other public sector securities		2,722	2,347
Bank and building society certificates of deposit		6,294	4,841
Treasury and other bills		19	18
Reinsurance contracts held that are assets		12,371	19,543
Treasury shares | Other
Asset-backed securities:
Debt instruments at fair value		2,881	2,155
Total other assets		2,881	2,155
Total held at fair value through profit or loss		2,881	2,183
Treasury shares | Other | Debt securities, treasury and other bills
Trading assets:
Government securities		0	0
Asset-backed securities:
Mortgage-backed securities		0	3
Other asset-backed securities		0
Asset-backed securities		0	7
Corporate and other debt securities		0	21
Financial assets at fair value through profit or loss, classified as held for trading		0	28
Treasury shares | Other | Other assets held at fair value through profit or loss
Trading assets:
Government securities		4	0
Asset-backed securities:
Mortgage-backed securities		0	3
Other asset-backed securities		0	0
Asset-backed securities		0	3
Corporate and other debt securities		2,865	2,145
Other public sector securities		9	7
Bank and building society certificates of deposit		3	0
Treasury and other bills		0	0
Reinsurance contracts held that are assets		£ 0	£ 0

[1]	See note 1 regarding changes to presentation.